Earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Profit for the period attributable to equity owners of the parent (€m)	57.1	70.9	89.8	105.4
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	152.4	163.0	153.5	163.1
Basic earnings per share	€0.37	€0.43	€0.59	€0.65

Schedule of Diluted Earnings per Share

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	57.1	70.9	89.8	105.4
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	152.6	163.1	153.7	163.2
Diluted earnings per share	€0.37	€0.43	€0.58	€0.65